SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [abstract]
(Impairment)/recovery of mineral property	$ (13,708,200)	$ 13,994,970	$ 14,829,267
Impairment of receivables	16,304	21,004	61,202
Impairment of prepaid expenses	$ 51,828	$ 26,234	$ 57,420